Warrant liabilities - Warrant liability is measured at fair value (Details) - Level 3 - Government Warrants - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Warrant liabilities
Fair value as at beginning	¥ 80,270	¥ 40,635
Change in fair value included in losses	¥ 111,299	39,635
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Fair Value Adjustment of Warrants
Settlement	¥ (191,569)
Fair value as at end		¥ 80,270